Intangible Assets - Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units (Details) - Operating Segment - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 2,090,993	$ 1,941,590
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	176,317	167,264
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	134,946	125,484
U.S. Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	34,707	34,802
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	105,813	101,727
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	1,107,667	1,075,512
Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 531,543	$ 436,801